UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------------
         This Amendment  (Check only one.):    [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Wallace R. Weitz
              --------------------------------------------
Address:         Wallace R. Weitz & Co.
              --------------------------------------------
                 One Pacific Place, Suite 200
              --------------------------------------------
                 1125 South 103 Street
              --------------------------------------------
                 Omaha, Nebraska  68124-1071
              --------------------------------------------

Form 13F File Number: 28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Wallace R. Weitz
              ----------------------------------------------
Title:           President
              ----------------------------------------------
Phone:           402-391-1980
              ----------------------------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz               Omaha, Nebraska                   5/14/12
--------------------------------------------------------------------------------
Signature                          City, State                       Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                               ------------------------------

Form 13F Information Table Entry Total:          63
                                               ------------------------------

Form 13F Information Table Value Total:        $2,327,900
                                               ------------------------------
                                               (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                            31-Mar-12
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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           COLUMN 1                COLUMN 2          COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7   COLUMN 8
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                                                                   VALUE   SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING
       NAME OF ISSUER              TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND              SHS CLASS A       G1151C101    14,532     225,300 SH         Sole        N/A         Sole
WILLIS GROUP HOLDINGS PUBLIC       SHS               G96666105     6,996     200,000 SH         Sole        N/A         Sole
TYCO INTERNATIONAL LTD             SHS               H89128104    74,832   1,332,000 SH         Sole        N/A        Shared
ANHEUSER BUSCH INBEV SA/NV         SPONSORED ADR     03524A108    31,088     427,500 SH         Sole        N/A         Sole
AON CORP                           COM               037389103   106,376   2,168,283 SH         Sole        N/A        Shared
APACHE CORP                        COM               037411105    19,686     196,000 SH         Sole        N/A        Shared
ASCENT CAP GROUP INC               COM SER A         043632108    27,546     582,500 SH         Sole        N/A         Sole
AVON PRODS INC                     COM               054303102     4,941     255,200 SH         Sole        N/A         Sole
BERKSHIRE HATHAWAY INC DEL         CL A              084670108     8,411          69 SH         Sole        N/A         Sole
BERKSHIRE HATHAWAY INC DEL         CL B NEW          084670702   105,778   1,303,487 SH         Sole        N/A        Shared
BROWN & BROWN INC                  COM               115236101     5,469     230,000 SH         Sole        N/A         Sole
CNA FINL CORP                      COM               126117100    11,145     380,000 SH         Sole        N/A         Sole
CVS CAREMARK CORPORATION           COM               126650100    43,147     963,110 SH         Sole        N/A        Shared
CISCO SYS INC                      COM               17275R102       234      11,064 SH         Sole        N/A         Sole
COINSTAR INC                       COM               19259P300    18,211     286,568 SH         Sole        N/A        Shared
COMCAST CORP NEW                   CL A              20030N101       255       8,500 SH         Sole        N/A         Sole
COMCAST CORP NEW                   CL A SPL          20030N200    58,909   1,996,240 SH         Sole        N/A        Shared
COMPASS MINERALS INTL INC          COM               20451N101     5,381      75,000 SH         Sole        N/A         Sole
CUMULUS MEDIA INC                  CL A              231082108    11,412   3,270,000 SH         Sole        N/A         Sole
DELL INC                           COM               24702R101    63,374   3,817,700 SH         Sole        N/A        Shared
DIAGEO P L C                       SPON ADR NEW      25243Q205    18,239     189,000 SH         Sole        N/A         Sole
DISNEY WALT CO                     COM DISNEY        254687106    19,145     437,300 SH         Sole        N/A         Sole
EAGLE MATERIALS INC                COM               26969P108    27,777     799,350 SH         Sole        N/A        Shared
FLIR SYS INC                       COM               302445101    38,909   1,537,310 SH         Sole        N/A        Shared
GOOGLE INC                         CL A              38259P508    84,858     132,334 SH         Sole        N/A        Shared
GRAND CANYON ED INC                COM               38526M106     7,346     413,609 SH         Sole        N/A        Shared
HEWLETT PACKARD CO                 COM               428236103    57,242   2,402,110 SH         Sole        N/A        Shared
ITT EDUCATIONAL SERVICES INC       COM               45068B109       216       3,270 SH         Sole        N/A         Sole
ICONIX BRAND GROUP INC             COM               451055107    44,427   2,556,200 SH         Sole        N/A        Shared
INTELLIGENT SYS CORP NEW           COM               45816D100     3,292   2,270,000 SH         Sole        N/A         Sole
INTERVAL LEISURE GROUP INC         COM               46113M108    44,731   2,570,741 SH         Sole        N/A        Shared
KNOLOGY INC                        COM               499183804    15,573     855,660 SH         Sole        N/A         Sole
LABORATORY CORP AMER HLDGS         COM NEW           50540R409    51,320     560,632 SH         Sole        N/A        Shared
LIBERTY MEDIA CORPORATION          LIB CAP COM A     530322106    62,111     704,608 SH         Sole        N/A        Shared
LIBERTY GLOBAL INC                 COM SER C         530555309    87,509   1,827,300 SH         Sole        N/A        Shared
LIBERTY INTERACTIVE CORPORAT       INT COM SER A     53071M104    96,618   5,061,200 SH         Sole        N/A        Shared
LIVE NATION ENTERTAINMENT IN       COM               538034109    51,060   5,431,900 SH         Sole        N/A        Shared
LOCKHEED MARTIN CORP               COM               539830109    16,408     182,595 SH         Sole        N/A         Sole
MARTIN MARIETTA MATLS INC          COM               573284106    70,199     819,800 SH         Sole        N/A        Shared
MICROSOFT CORP                     COM               594918104    72,322   2,242,529 SH         Sole        N/A        Shared
MOSAIC CO NEW                      COM               61945C103     6,911     125,000 SH         Sole        N/A         Sole
NATIONAL CINEMEDIA INC             COM               635309107    25,124   1,642,099 SH         Sole        N/A         Sole
NEWCASTLE INVT CORP                COM               65105M108     1,256     200,000 SH         Sole        N/A         Sole
OMNICARE INC                       COM               681904108    58,047   1,631,920 SH         Sole        N/A        Shared
OMNICOM GROUP INC                  COM               681919106    30,137     595,000 SH         Sole        N/A         Sole
ORACLE CORP                        COM               68389X105       233       7,989 SH         Sole        N/A         Sole
PRAXAIR INC                        COM               74005P104    14,330     125,000 SH         Sole        N/A         Sole
PRESTIGE BRANDS HLDGS INC          COM               74112D101     6,118     350,000 SH         Sole        N/A         Sole
RANGE RES CORP                     COM               75281A109    30,233     520,000 SH         Sole        N/A         Sole
REDWOOD TR INC                     COM               758075402    84,847   7,575,596 SH         Sole        N/A        Shared
REPUBLIC SVCS INC                  COM               760759100     1,146      37,500 SH         Sole        N/A         Sole
SANDRIDGE ENERGY INC               COM               80007P307    65,569   8,374,126 SH         Sole        N/A        Shared
SOUTHWESTERN ENERGY CO             COM               845467109    49,965   1,632,829 SH         Sole        N/A        Shared
TARGET CORP                        COM               87612E106    67,308   1,155,114 SH         Sole        N/A        Shared
TEXAS INDS INC                     COM               882491103    21,531     614,989 SH         Sole        N/A        Shared
TEXAS INSTRS INC                   COM               882508104    87,406   2,600,600 SH         Sole        N/A        Shared
TREE COM INC                       COM               894675107     1,520     200,000 SH         Sole        N/A         Sole
US BANCORP DEL                     COM NEW           902973304     1,901      60,000 SH         Sole        N/A         Sole
UNITED PARCEL SERVICE INC          CL B              911312106    34,104     422,500 SH         Sole        N/A         Sole
VALEANT PHARMACEUTICALS INTL       COM               91911K102    90,064   1,677,480 SH         Sole        N/A        Shared
WAL MART STORES INC                COM               931142103    20,135     329,000 SH         Sole        N/A         Sole
WELLS FARGO & CO NEW               COM               949746101   118,541   3,472,200 SH         Sole        N/A        Shared
XO GROUP INC                       COM               983772104    24,449   2,603,708 SH         Sole        N/A        Shared
                                                               ---------------------
                                 63                            2,327,900  84,678,619
                                                               ---------------------